Convertible Preferred Shares (Tables)	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Summary of Convertible Preferred Shares

Convertible preferred shares consist of the following as of December 31, 2012:

Convertible Preferred Shares	Issuance date	Par Value Per Share	Subscription Price Per Share		Shares			Carrying amount	Liquidation Value
					Authorized		Outstanding
Series A	April 23, 2004 and August 31, 2004	$0.0125	$1.2500		4,800,000		4,800,000	$6,000	$6,000
Series B	June 19, 2006	0.0125	3.2263		4,681,416	(1)	3,325,843	13,949	10,730
Series B issued upon exercise of warrant	December 20, 2007	0.0125	2.5400				930,000	3,071	2,362
Series B-1	May 18, 2007	0.0125	3.9985		4,551,709		4,049,276	21,048	16,191
Series B-2	October 8, 2009 October 22, 2009 June 30, 2010	0.0125	2.7990	(2)	3,571,514		2,839,409	10,309	7,947

					17,604,639		15,944,528	$54,377	$43,230

Convertible preferred shares consist of the following as of September 30, 2013 (unaudited):

Convertible Preferred Shares	Issuance date	Par Value Per Share	Subscription Price Per Share		Shares			Carrying amount	Liquidation Value
					Authorized		Outstanding
Series A	April 23, 2004 and August 31, 2004	$0.0125	$1.2500		4,800,000		4,800,000	$6,000	$6,000
Series B	June 19, 2006	0.0125	3.2263		4,681,416	(1)	3,325,843	13,949	10,730
Series B issued upon exercise of warrant	December 20, 2007	0.0125	2.5400				930,000	3,071	2,362
Series B-1	May 18, 2007	0.0125	3.9985		4,551,709		4,049,276	21,048	16,191
Series B-2	October 8, 2009 October 22, 2009 June 30, 2010	0.0125	2.7990	(2)	3,571,514		2,839,409	10,332	7,947

					17,604,639		15,944,528	$54,400	$43,230

(1)	Authorized shares for Series B convertible preferred shares issued on June 19, 2006 also included shares authorized for Series B convertible preferred shares issued upon exercise of warrant on December 20, 2007.
(2)	Pursuant to the Company’s Amended and Restated Memorandum and Articles dated September 2009, the subscription price for Series B-2 convertible preferred shares represents the weighted average price of the shares issued in October 2009 and June 2010, respectively.

Summary of Accretion to Carrying Value of Series B, B-1 and B-2 Convertible Preferred Shares

For the years ended December 31, 2010, 2011 and 2012, the accretion to the carrying value of Series B, B-1 and B-2 was summarized as follows:

	First Possible Redemption Date	Year Ended December 31,
		2010	2011	2012
Series B	June 19, 2011	$905	$444	$—
Series B issued upon warrant exercise	June 19, 2011	55	26	—
Series B-1	June 19, 2011	1,274	623	—
Series B-2	June 1, 2013	279	54	55

Total		$2,513	$1,147	$55

For the nine months ended September 30, 2012 and 2013, the accretion to the carrying value of Series B-2 was summarized as follows:

	First Possible Redemption Date	For the Nine Months Ended September 30,
		2012	2013
		(unaudited)	(unaudited)
Series B-2	January 1, 2014	$42	$23

Summary of Fair Value of Warrants under Black-Scholes Pricing Model

In determining the fair value of the warrants, the Company applied the Black-Scholes pricing model with the following assumptions used:

January 1, 2010
Expected volatility (%)(1)	43.55%
Expected dividend yield (%)(2)	0%
Expected term (years)(3)	0.5
Risk-free interest rate (per annum) (%)(4)	1.162%

(1)	The expected volatility was estimated based on the historical volatility of comparable companies in the period equal to average time to expiration.
(2)	The expected dividends are considered to be zero because the Company has no history or expectation of paying dividends on its ordinary shares.
(3)	The expected term was determined based on the period between the valuation date and the expiration date as the warrants are transferable.
(4)	The risk-free interest rates are based on the yield of government securities with similar time duration as the expected term.

Schedule of Changes in Fair Value of Warrant Liabilities

For the year ended December 31, 2010, the changes in the fair value of warrant liabilities were summarized as follows:

Amount
Balance as of January 1, 2010	$1,952
Changes in the fair value prior to warrant exercise on June 30, 2010	37
Transferred warrant liabilities to carrying value of Series B-2 preferred shares	(1,989)

Balance as of December 31, 2010	$—